UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2005



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Armond A. Dinverno
Title:                Co-President
Phone:                630-875-4906
Signature,            Place,                and Date of Signing:
Armond A. Dinverno    Itasca, IL            July 11,2005
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       71
Entry Total:
Form 13F Information Table       $219,027,000
Value Total:

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     FORM 13F INFORMATION TABLE                                                                                Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 S&P 500 SPDR                      UNIT SER 1  78462F103       794      6,664   SH       Sole                   6,664

 iShares MSCI EAFE                 MSCI EAFE   464287465    27,264    520,396   SH       Sole                 520,396
                                   IDX
 iShares Russell 1000 Growth       RUSSELL     464287614    51,363  1,070,061   SH       Sole               1,070,061
                                   1000GRW
 iShares Russell 1000 Value        RUSSELL100  464287598    52,847    793,025   SH       Sole                 793,025
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       334      5,155   SH       Sole                   5,155
                                   GROW
 iShares Russell 3000 Index        RUSSELL     464287689       210      3,064   SH       Sole                   3,064
                                   3000
 iShares S&P 500                   S&P 500     464287200    49,511    415,673   SH       Sole                 415,673

 Abbott Laboratories               COM         002824100       968     19,748   SH       Sole                  19,748
 Allstate                          COM         020002101       644     10,783   SH       Sole                  10,783
 Altria Group                      COM         718154107       381      5,899   SH       Sole                   5,899
 American Int'l Group, Inc.        COM         026874107       254      4,372   SH       Sole                   4,372
 Amgen                             COM         031162100       306      5,054   SH       Sole                   5,054
 Aptar Group                       COM         038336103       261      5,140   SH       Sole                   5,140
 Archer-Daniels-Midland            COM         039483102       540     25,256   SH       Sole                  25,256
 BankAmerica Corp.                 COM         060505104       481     10,542   SH       Sole                  10,542
 Baxter International Inc.         COM         071813109       209      5,624   SH       Sole                   5,624
 Bico Inc.                         COM         090586108         0     10,500   SH       Sole                  10,500
 Bio-Technology General            COM         090578105        50     11,419   SH       Sole                  11,419
 Corporation
 British Petroleum Amoco           COM         055622104     1,242     19,903   SH       Sole                  19,903
 C H Robinson                      COM         12541W100       771     13,248   SH       Sole                  13,248
 Carnival Corp.                    COM         143658102       236      4,326   SH       Sole                   4,326
 Cendant Corp.                     COM         151313103       205      9,146   SH       Sole                   9,146
 ChevronTexaco Corp.               COM         166764100       490      8,770   SH       Sole                   8,770
 Cisco Systems                     COM         17275R102       424     22,217   SH       Sole                  22,217
 Citigroup Inc.                    COM         172967101       929     20,090   SH       Sole                  20,090
 Coca Cola                         COM         191216100       341      8,179   SH       Sole                   8,179
 ComCast                           CL A	       20030N101       215      7,026   SH       Sole                   7,026
 Conocophillips                    COM         718507106       254      4,412   SH       Sole                   4,412
 Dell Inc.                         COM         247025109       297      7,520   SH       Sole                   7,520
 Diamondcluster International      COM         25278P106       334     29,542   SH       Sole                  29,542
 Eli Lilly                         COM         532457108       575     10,316   SH       Sole                  10,316
 Exelon Corporation                COM         30161N101       669     13,041   SH       Sole                  13,041
 Exxon Mobil Corporation           COM         30231G102     1,568     27,291   SH       Sole                  27,291
 Ford Motor Company                COM         345370860       139     13,574   SH       Sole                  13,574
 Gap Inc.                          COM         364760108       199     10,074   SH       Sole                  10,074
 General Electric                  COM         369604103     1,225     35,342   SH       Sole                  35,342
 Hewlett-Packard Company           COM         428236103       350     14,902   SH       Sole                  14,902
 Home Depot                        COM         437076102       243      6,242   SH       Sole                   6,242
 IBM                               COM         459200101       335      4,513   SH       Sole                   4,513
 Intel Corp.                       COM         458140100     1,183     45,482   SH       Sole                  45,482
 J P Morgan Chase & Co.            COM         46625H100       554     15,680   SH       Sole                  15,680
 Johnson & Johnson                 COM         478160104     1,125     17,309   SH       Sole                  17,309
 Liberty Media                     COM         530718105       153     14,969   SH       Sole                  14,969
 Lucent Technologies               COM         549463107        83     28,616   SH       Sole                  28,616
 McDonald's Corporation            COM         580135101     7,296    262,929   SH       Sole                 262,929
 Medtronic, Inc.                   COM         585055106       224      4,328   SH       Sole                   4,328
 Microsoft                         COM         594918104     1,290     51,936   SH       Sole                  51,936
 Morgan Stanley / Dean Witter      COM         617446448       827     15,766   SH       Sole                  15,766
 Motorola Inc.                     COM         620076109       589     32,264   SH       Sole                  32,264
 National Semi-Conductor Corp.     COM         637640103       235     10,673   SH       Sole                  10,673
 Northern Trust                    COM         665859104       667     14,641   SH       Sole                  14,641
 Northfield Labs                   COM         666135108       325     22,699   SH       Sole                  22,699
 Novamed Eyecare Inc.              COM         66986W108       473     77,953   SH       Sole                  77,953
 Oracle Corp.                      COM         68389X105       198     14,973   SH       Sole                  14,973
 Pepsico Inc                       COM         713448108       297      5,499   SH       Sole                   5,499
 Pfizer Incorporated               COM         717081103       498     18,073   SH       Sole                  18,073
 Procter & Gamble                  COM         742718109       457      8,671   SH       Sole                   8,671
 Quanex Corp.                      COM         747620102       245      4,613   SH       Sole                   4,613
 SBC Communications                COM         78387G103       426     17,923   SH       Sole                  17,923
 Serefex Corp.                     COM         81748P101         3     30,000   SH       Sole                  30,000
 Sun Microsystems                  COM         866810104        51     13,770   SH       Sole                  13,770
 Time Warner Inc.                  COM         00184A105       497     29,725   SH       Sole                  29,725
 United Health Care Corp.          COM         91324P102       247      4,736   SH       Sole                   4,736
 Verizon Communications            COM         92343V104       286      8,264   SH       Sole                   8,264
 Viacom Inc. Class B               COM         925524308       221      6,913   SH       Sole                   6,913
 Wachovia Corporation              COM         929903102       206      4,144   SH       Sole                   4,144
 Wal-Mart                          COM         931142103       370      7,675   SH       Sole                   7,675
 Walgreen Company                  COM         931422109       500     10,867   SH       Sole                  10,867
 Washington Mutual Inc.            COM         939322103       308      7,578   SH       Sole                   7,578
 Wells Fargo & Co New              COM         949746101     1,460     23,706   SH       Sole                  23,706
 YUM! Brands Inc.                  COM         895953107       275      5,284   SH       Sole                   5,284

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